2. ACCOUNTING POLICIES (Details) - $ / $	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies Details
Average exchange rate	.7714	.7552	.7832
Closing exchange rate	.7951	.7446	.7232